Filed with the Securities and Exchange Commission on January 25, 2008

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

EXPLANATORY NOTE:

This submission is being made solely to obtain new identifiers for the following series and/or classes for the Investor and Institutional Classes of the Winslow Green Growth Fund and the Winslow Green Solutions Fund.  The series and class identifiers that are requested with this submission are being requested solely to facilitate the filing of the Registrant’s Form N-14.